Warrants (Details) - Schedule of warrant activity - Warrants [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Warrants (Details) - Schedule of warrant activity [Line Items]
Shares, Outstanding, Beginning balance | shares	249,117
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 0.76
Shares, Issued | shares
Weighted Average Exercise Price, Issued | $ / shares
Shares, Exercised | shares	(243,000)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.76
Shares, Outstanding, Ending balance | shares	6,117
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 0.76
Shares, Exercisable, Ending balance | shares	6,117
Weighted Average Exercise Price, Exercisable, Ending balance | $ / shares	$ 0.76